OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2015
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

16.  OTHER PAYABLES AND ACCRUALS

Components of other payables and accruals as of December 31, 2014 and 2015 were as follows:

	2014	2015
	RMB	RMB
Accrued operating expenses	528,143,100	1,385,818,397
Payable for Qunar CB holders (a)	—	1,233,185,395
Deposits received from suppliers and packaged-tour users	92,500,850	373,423,895
Payable for acquisition	306,966,884	125,377,844
Deposit for special bonus program (b)	80,799,443	92,206,022
Due to employees for stock option proceeds received on their behalf	23,992,381	88,083,814
Interest payable	32,931,518	84,604,548
Accruals for property and equipment	258,632,797	53,582,762
Deferred revenue	198,874,547	18,235,219
Others	77,272,138	106,649,754

Total	1,600,113,658	3,561,167,650

(a)

In June 2015, Qunar issued US$ 500 million, 2% interest rate convertible senior notes due 2021 (the “Qunar CB”) to several institutional investors (the “CB Holders”). The Qunar CB included a Make-Whole provision, where the CB Holders are granted a right to convert the Qunar CB into Qunar’s ADS at an increased conversion rate (the “Make-Whole Rate”) or request redemption at an equivalent dollar amount in the event of certain fundamental changes of Qunar, including change in shareholding over 10%. In October 2015, Ctrip obtained 45% equity interest of Qunar from Baidu which triggered the Make-Whole provision. In December 2015, Ctrip entered into the agreements with the CB Holders to settle all the outstanding Qunar CB in the consideration equal to the value of Qunar ADS as if were converted at the Make-Whole Rate. The total consideration included cash and the ordinary shares of Ctrip with the aggregated amount of RMB3.9 billion. Such liability of Qunar CB is considered as assumed liability at the Company for Qunar and was charged in pre-acquisition of Qunar. The settlement was paid in January 2016.

(b)

In September, 2014, the Company established a special bonus program. Under this program, the Company provides the bonus units to the selected employees and the employees are required to provide deposit to participate such program. The bonus is calculated based on certain agreed-upon performance merits and is paid together with the deposit. As of December 31, 2015, the Company recognized the employees deposit of RMB92 million in other payable.